July 31, 2012

ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE, SUITE 3700

MILWAUKEE, WISCONSIN 53202-5306

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5642

jkwilson@foley.com

CLIENT/MATTER NUMBER

065215-0184

VIA EDGAR

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Tom Jones

Re:	Tyco Flow Control International Ltd.—
Registration Statement on Form S-4 (Registration No. 333-181250)

Ladies and Gentlemen:

For the purpose of registering under the Securities Exchange Act of 1933, as amended, common shares, par value CHF 0.50 per share (the “Shares”), of Tyco Flow Control International Ltd., a corporation limited by shares (Aktiengesellschaft) organized under the laws of Switzerland (the “Company”), we are enclosing the Company’s acceleration request relating to the above-referenced Registration Statement pursuant to Rule 461 under the Securities Act.

As indicated in the acceleration request, it is respectfully requested that the above-referenced Registration Statement be declared effective at 2:00 p.m., Eastern Time, on August 2, 2012, or as soon as is practicable thereafter.

Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5642 or Jason M. Hille at (414) 319-7336.

Very truly yours,

/s/ John K. Wilson

John K. Wilson

cc:	Pentair, Inc. Working Group
Tyco International Ltd. Working Group

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